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May 12, 2000


Securities and Exchange Commission
One Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:   Sun Life (N.Y.) Variable Account C ("Registrant")
           Post-Effective Amendment No. 5 (the "Post-Effective Amendment") to Registration Statement on Form N-4 (File No. 333-05037) (the "Registration Statement")


Ladies and Gentlemen:

     In lieu of filing under paragraph (c) of Reg. ss.230.497 of the Securities Act of 1933, Sun Life (N.Y.) Variable Account C ("Registrant") hereby certifies in accordance with paragraph (j) of such Reg. ss.230.497 that:

     (1) The form of Supplement dated May 5, 2000 to the Profile dated April 17, 2000 and the Prospectus dated April 17, 2000 that would have been filed under paragraph (c) of Reg. ss.230.497 would not have differed from that contained in the Post-Effective Amendment, and

     (2) The text of the Post-Effective Amendment, which is the most recent amendment to the Registration Statement, was filed electronically on May 5, 2000.


                                              SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                              (Registrant)
                                              /s/ SANDRA M. DADALT
                                              Sandra M. DaDalt, Esq.
                                              Senior Counsel